Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000024828
Shareholder Report [Line Items]
Fund Name	Mortgage Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 4,591,550,397
Holdings Count | Holding	442
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,591,550,397 Number of Investments442 Portfolio Turnover79% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.3%
Non-Agency Mortgage-Backed Securities	1.3%
Asset-Backed Securities	2.6%
Cash Equivalents	2.8%
Collaterized Mortgage Obligations	11.6%
U.S. Government Agency Mortgage-Backed Securities	94.1%

Material Fund Change [Text Block]
C000024830
Shareholder Report [Line Items]
Fund Name	High Yield Bond Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,066,941,413
Holdings Count | Holding	455
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,066,941,413 Number of Investments455 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Gaming	4.0%
Cash Equivalents	4.1%
Automotive	4.2%
Midstream	4.4%
Building Materials	4.6%
Health Care	5.6%
Cable Satellite	5.9%
Insurance - P&C	9.4%
Technology	12.7%

Material Fund Change [Text Block]